Overlay A Portfolio
OVERLAY PORTFOLIOS Overlay A Portfolio
INVESTMENT OBJECTIVE:
The investment objective of the Overlay A Portfolio (“Portfolio”) is to manage the volatility of an equity-oriented asset allocation over the long term, as part of an investor’s overall asset allocation managed by Bernstein Private Wealth Management of AllianceBernstein L.P.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Overlay A Portfolio	Class 1 Shares	Class 2 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	none
Exchange Fee	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Overlay A Portfolio		Class 1 Shares	Class 2 Shares
Management Fees		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses: Shareholder Servicing		0.20%	none
Other Expenses: Transfer Agent		0.01%	0.01%
Other Expenses		0.04%	0.04%
Total Other Expenses		0.25%	0.05%
Acquired Fund Fees and Expenses		0.25%	0.25%
Total Annual Portfolio Operating Expenses		1.40%	1.20%
Fee Waiver/Expense Reimbursement	[1]	(0.24%)	(0.24%)
Total Annual Portfolio Operating Expenses after Fee Waiver/Expense Reimbursement	[2]	1.16%	0.96%
[1]	The Manager has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio in order to fully offset all fees and expenses related to the Portfolio's investment in other registered funds advised by the Manager. This contractual waiver extends for two years from the date the Portfolio first makes investments in such other funds.
[2]	Restated to reflect current fees.

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:
Expense Example - Overlay A Portfolio - USD ($)	Class 1 Shares	Class 2 Shares
After 1 Year	$ 118	$ 98
After 3 Years	395	332
After 5 Years	719	612
After 10 Years	$ 1,637	$ 1,411

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.

These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 91% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein Private Wealth Management of AllianceBernstein L.P. (“Bernstein”). The performance and objectives of the Portfolio should be evaluated only in the context of the investor’s complete investment program. The Portfolio is NOT designed to be used as a stand-alone investment.

The Portfolio may invest in a diversified portfolio of securities and other financial instruments, including derivative instruments, that provide investment exposure to a variety of asset classes. These asset classes may include: equity securities and fixed-income instruments of issuers located within and outside the United States, real estate related securities, below-investment grade (“high yield”) securities (commonly known as “junk bonds”), currencies and commodities. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein L.P. (the “Manager”) will seek to manage the volatility of diversified client portfolios managed by Bernstein that reflect a significant allocation to equity securities. The Portfolio’s asset class exposures may be implemented and adjusted either through transactions in individual securities or through derivatives. The Portfolio is managed without regard to tax considerations.

The Portfolio will obtain equity exposure by investing directly in equity securities and through investments in other registered funds, including, but not limited to, other funds managed by the Manager. Equity securities will generally be common stocks, but may also include preferred stock, warrants and convertible securities of U.S. and foreign issuers, including sponsored or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and derivatives. The research analyses that support buy and sell decisions for the Portfolio are fundamental and bottom-up, based largely on specific company and industry findings and taking into account broad economic forecasts.

The Portfolio may obtain fixed-income exposure principally through derivatives but may also invest directly in U.S., international and emerging market fixed-income instruments, including high yield securities and inflation-protected securities. To identify attractive bonds for the Portfolio, the Manager combines quantitative and fundamental research forecasts through a disciplined investment process to identify opportunities among country/yield curves, sectors, securities and currencies. The Portfolio’s fixed-income instruments will primarily be investment grade debt securities, but may also include below-investment grade securities and preferred stock.

The Manager will alter asset class exposures as market and economic conditions change. The Manager will employ risk/return tools and fundamental research insights to determine how to adjust the Portfolio’s exposures to various asset classes. These dynamic adjustments to the Portfolio’s asset class exposures will be implemented principally through the use of derivatives. The Portfolio’s use of derivatives to alter investment exposure of an investor’s Bernstein account may create significant leveraged exposure to certain asset classes within the Portfolio. The Portfolio may invest part or all of its portfolio in U.S. Government obligations or investment-grade debt securities of U.S. issuers, including municipal issuers.

The Manager also may use exchange traded funds (“ETFs”), exchange traded notes, structured investments and commodity-linked notes in seeking to carry out the Portfolio’s investment strategies. The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. An appropriate hedge of currency exposure resulting from the Portfolio’s securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These options transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio from a decline in value, sometimes within certain ranges.

Exposure to certain other asset classes may also be achieved through investments in other AB Mutual Funds, including the AB Pooling Portfolios—AB Multi-Asset Real Return Portfolio.
PRINCIPAL RISKS:
The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

The Portfolio is intended to be used as part of a broader investment program administered directly by Bernstein. The performance and objectives of the Portfolio should be evaluated only in the context of the investor’s complete investment program. Changes in value of the Portfolio may be particularly pronounced because the Portfolio is managed in such a fashion as to affect the investor’s assets subject to that broader investment program. The Portfolio is NOT designed to be used as a stand-alone investment.
  Market Risk: The Portfolio is subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. In the past several years, financial markets in the United States, Europe and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. Recently, some securities markets, particularly in Europe and Asia, have been very volatile and have declined in value significantly. These market conditions may continue, worsen, or spread. The U.S. Government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates low. Other governments have tried to support markets by buying stocks and through other market interventions. Government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has recently terminated certain of its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including reductions in support in the form of interest rate increases, could negatively affect financial markets generally, increase market volatility, and reduce the value and liquidity of securities in which the Portfolio invests.

  Current political uncertainty surrounding the European Union (EU) and its membership may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that financial instability impacting other more stable countries, may increase the risk of investing in companies in Europe and worldwide. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.

  Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. The Portfolio does not seek to control risk relative to, or to outperform, a particular securities market benchmark. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio. In addition, the Manager may change the Portfolio’s investment strategies or policies from time to time. Those changes may not lead to the results intended by the Manager and could have an adverse effect on the value or performance of the Portfolio.
  Allocation Risk: The allocation of investments among different global asset classes may have a significant effect on the Portfolio’s net asset value when one of these asset classes is performing more poorly than others. As direct investments, investments in other funds and derivative positions will be periodically rebalanced to reflect the Manager’s view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.
  Derivatives Risk: The Portfolio intends to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolio more volatile and can compound other risks. Use of derivatives may have different tax consequences for the Portfolio than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. Government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Portfolio. If the rule goes into effect, it could limit the ability of the Portfolio to invest or remain invested in derivatives. Additional regulation may make derivatives more costly, may limit their availability or utility or otherwise adversely affect their performance, or may disrupt markets.
  Leverage Risk: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolio’s investments and make it more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so.
  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid or relatively less liquid securities at an advantageous price. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed-income securities generally go down. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. To the extent the Portfolio invests in municipal securities, the Portfolio is subject to more liquidity risk because the market for municipal securities is generally smaller than many other markets. Illiquid securities and relatively less liquid securities may also be difficult to value.
  Redemption Risk: The Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
  Foreign (Non-U.S.) Securities Risk: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets.
  Emerging Markets Securities Risk: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty. In addition, the value of the Portfolio’s investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.
  Foreign Currency Risk: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).
  Actions by a Few Major Investors: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.
  Interest Rate Risk: This is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds and notes. The Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and market reaction to those initiatives. Increases in interest rates may cause the value of the Portfolio’s investments to decline and this decrease in value may not be offset by higher income from new investments. The Portfolio may experience increased interest rate risk to the extent it invests in fixed-income securities with longer maturities or durations. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from funds that invest largely in fixed-income securities.
  Credit Risk: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The issuer or guarantor may default, potentially causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. At times when credit risk is perceived to be greater, credit “spreads” (i.e., the difference between the yields on lower quality securities and the yields on higher quality securities) may get larger or “widen”. As a result, the values of the lower quality securities may go down more and they may become harder to sell and less liquid.
  Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of the fixed-income security. Fixed-income securities with longer durations have more interest rate risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years would be expected to decrease in value by approximately 3% if interest rates increase by 1%.
  Commodity Risk: The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  Inflation-Protected Securities Risk: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors’ expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis.
  Prepayment and Extension Risk: Prepayment risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If this happens, particularly during a time of declining interest rates or credit spreads, the Portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and may not be able to invest the proceeds in securities providing as much income, resulting in a lower yield to the Portfolio. Conversely, extension risk is the risk that as interest rates rise or spreads widen, payments of securities may occur more slowly than anticipated by the market. If this happens, the values of these securities may go down because their interest rates are lower than current market rates and they remain outstanding longer than anticipated.
  Subordination Risk: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time.
  Lower-rated Securities Risk: Lower-rated securities, or junk bonds/high yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.
  Real Estate Related Securities Risk: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.
  Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including other AB Mutual Funds and ETFs, are subject to market and selection risk. In addition, if the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the investment companies.
  Portfolio Turnover Risk: Some or all of the strategies utilized by the Portfolio may involve frequent and active trading. This trading may increase the Portfolio’s rate of turnover and the incidence of short-term capital gain taxable as ordinary income. A higher rate of portfolio turnover may increase transaction costs, which must be borne by the Portfolio and its shareholders.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over the life of the Portfolio; and
  how the Portfolio’s average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.
Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class 1 shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 7.72%, 1st quarter, 2012; and Worst Quarter was down -7.35%, 2nd quarter, 2012.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - Overlay A Portfolio		1 Year	5 Years	Since Inception [2]	Inception Date
Class 1	[1]	(1.38%)	4.59%	6.60%	Feb. 08, 2010
Class 1 | Return After Taxes on Distributions	[1]	(2.39%)	3.52%	5.59%	Feb. 08, 2010
Class 1 | Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	0.06%	3.44%	5.07%	Feb. 08, 2010
Class 2		(1.18%)	4.79%	6.81%	Feb. 08, 2010
S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	14.23%
Composite Benchmark (prior to January 1, 2016) (reflects no deduction for fees, expenses, or taxes)	[3]	0.34%	8.18%	10.08%
Composite Benchmark (as of January 1, 2016) (reflects no deduction for fees, expenses, or taxes)	[3]	(1.66%)	6.94%	9.14%
[1]	After-tax returns:– Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class 1 and Class 2 shares: 2/8/10.
[3]	Composite Index is comprised of 51.4% Russell 3000, 22% MSCI ACWI ex U.S. IMI, 2.2% MSCI ACWI Commodity Producers, 2.2% FTSE EPRA/NAREIT Global Real Estate, 2.2% Bloomberg Commodity, 10% Barclays U.S. Aggregate, 10% Barclays Global Aggregate (U.S. dollar hedged). Prior to January 1, 2016, the Portfolio's Composite Index was comprised of 47.6% S&P 500 Stock Index, 17% MSCI EAFE Index, 3.4% MSCI Emerging Markets Index, 12% FTSE EPRA/NAREIT Developed Index, and 20% Barclays U.S. Aggregate Bond Index. The Manager believes that the change in the composition of the Composite Index better corresponds to the exposure of the Portfolio.